Revenue (Tables)	3 Months Ended
Jun. 30, 2026
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregation of Revenue
A summary of the Company’s disaggregated revenue is as follows:

	Three Months Ended June 30,
	External Customers		Related Parties		Total
(in millions)	2026	2025	2026	2025	2026	2025
License and Other Revenue(1)	$310	$255	$264	$213	$574	$468
Royalty Revenue	591	470	124	115	715	585
Total Revenue	$901	$725	$388	$328	$1,289	$1,053
(1)    Includes over-time revenue of $288 million and $221 million, and point-in-time revenue of $286 million and $247 million, for the three months ended June 30, 2026 and 2025, respectively.

Schedule of Revenue from External Customers by Geographic Areas	The following table summarizes information pertaining to revenue from customers based on the principal headquarters address by geographic regions:

	Three Months Ended June 30,
(in millions)	2026	2025
United States	$388	$382
PRC (1)	200	209
Japan	276	154
Taiwan	176	146
Republic of Korea	117	69
Other countries	132	93
Total Revenue	$1,289	$1,053
(1)    “PRC” means the People’s Republic of China, including the Hong Kong Special Administrative Region and the Macau Special Administrative Region, but excluding Taiwan.

Schedule of Accounts Receivable
A summary of the components of accounts receivable, net is as follows:

	As of
(in millions)	June 30, 2026	March 31, 2026
Accounts receivable	$1,150	$1,331
Allowance for current expected credit losses	(31)	(31)
Total accounts receivable, net	$1,119	$1,300

Schedule of Allowance for Credit Losses
A summary of the movement in the allowance for current expected credit losses is as follows:

	Three Months Ended June 30,
(in millions)	2026	2025
Beginning balance	$31	$20
Additional (reversal of) provision	—	(1)
Ending balance	$31	$19

Schedule of Reconciliation of Contract Liabilities
A reconciliation of the movement in contract liabilities is as follows:

	As of
(in millions)	June 30, 2026	March 31, 2026
Beginning balance April 1,	$1,046	$911
Customer prepayment and billing in advance of performance	110	581
Revenue recognized in the period that was included in the contract liability balance at the beginning of the period	(138)	(149)
Revenue recognized in the period that was included in the contract liability balance during the period	(79)	(297)
Ending balance	$939	$1,046